Guarantor Subsidiaries (Consolidating Statement Of Cash Flow) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income	$ 98,300	$ 62,700	$ 73,200	$ 9,600	$ 93,600	$ 41,700	$ 77,600	$ 22,100	$ 243,863	$ 235,033	$ 83,568
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations, net of taxes									(20,903)	(80,898)	54,847
Depreciation and amortization									79,087	74,053	68,299
Deferred and noncurrent income tax charges (credits)									(4,403)	(11,568)	2,906
Impairment of properties											60,988
Accretion on discounted liabilities									1,200	1,096	980
Pretax (gains) losses from sale of assets									(194)	(5,995)	1,005
Net decrease (increase) in noncash operating working capital									(36,475)	51,204	62,493
Equity in earnings									0	0	0
Other operating activities - net									14,531	13,215	(2,037)
Net cash provided by (required by) continuing operations									276,706	276,140	272,061
Net cash provided by (required by) discontinued operations									28,876	80,558	(34,634)
Net cash provided by (required by) operating activities									305,582	356,698	237,427
Investing Activities
Property additions									(135,339)	(163,303)	(103,152)
Proceeds from sale of assets									376	6,113	364
Other investing activities - net									(10,631)	52	0
Investing activities of discontinued operations
Sales proceeds									1,097	173,118	0
Other									(4,918)	(3,088)	(9,300)
Net cash provided by (required by) investing activities									(149,415)	12,892	(112,088)
Financing Activities
Purchase of treasury stock									(51,348)	0	0
Repayments of long-term debt									(70,000)	(81,170)	(42)
Additions to long-term debt									0	641,250	0
Cash dividend to former parent									0	(650,000)	0
Debt issuance costs									(875)	(6,693)	0
Amounts related to share-based compensation									(580)	0	0
Net distributions to parent									0	(35,609)	(104,811)
Net cash provided by (required by) financing activities									(122,803)	(132,222)	(104,853)
Net increase in cash and cash equivalents									33,364	237,368	20,486
Cash and cash equivalents at January 1				294,741				57,373	294,741	57,373	36,887
Cash and cash equivalents at December 31	328,105				294,741				328,105	294,741	57,373
Less: Cash and cash equivalents held for sale	942				0				942	0	0
Cash and cash equivalents of continuing operations at December 31	327,163				294,741				327,163	294,741	57,373
Eliminations [Member]
Operating Activities
Net income									(440,963)	0	0
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations, net of taxes									0	0	0
Depreciation and amortization									0	0	0
Deferred and noncurrent income tax charges (credits)									0	0	0
Accretion on discounted liabilities									0	0	0
Pretax (gains) losses from sale of assets									0	0	0
Net decrease (increase) in noncash operating working capital									0	0	0
Equity in earnings									440,963	0	0
Other operating activities - net									0	0	0
Net cash provided by (required by) continuing operations									0	0	0
Net cash provided by (required by) discontinued operations									0	0	0
Net cash provided by (required by) operating activities									0	0	0
Investing Activities
Property additions									0	0	0
Proceeds from sale of assets									0	0	0
Other investing activities - net									0	0	0
Investing activities of discontinued operations
Sales proceeds									0	0	0
Other									0	0	0
Net cash provided by (required by) investing activities									0	0	0
Financing Activities
Purchase of treasury stock									0	0	0
Repayments of long-term debt									0	0	0
Additions to long-term debt									0	0	0
Cash dividend to former parent									0	0	0
Debt issuance costs									0	0	0
Amounts related to share-based compensation									0	0	0
Net distributions to parent									0	0	0
Net cash provided by (required by) financing activities									0	0	0
Net increase in cash and cash equivalents									0	0	0
Cash and cash equivalents at January 1				0				0	0	0	0
Cash and cash equivalents at December 31	0				0				0	0	0
Less: Cash and cash equivalents held for sale	0				0				0	0	0
Cash and cash equivalents of continuing operations at December 31	0				0				0	0	0
Parent Company [Member]
Operating Activities
Net income									351,439	0
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations, net of taxes									0	0
Depreciation and amortization									0	0
Deferred and noncurrent income tax charges (credits)									0	0
Accretion on discounted liabilities									0	0
Pretax (gains) losses from sale of assets									0	0
Net decrease (increase) in noncash operating working capital									0	0
Equity in earnings									(351,439)	0
Other operating activities - net									0	0
Net cash provided by (required by) continuing operations									0	0
Net cash provided by (required by) discontinued operations									0	0
Net cash provided by (required by) operating activities									0	0
Investing Activities
Property additions									0	0
Proceeds from sale of assets									0	0
Other investing activities - net									0	0
Investing activities of discontinued operations
Sales proceeds									0	0
Other									0	0
Net cash provided by (required by) investing activities									0	0
Financing Activities
Purchase of treasury stock									(51,348)	0
Repayments of long-term debt									0	0
Additions to long-term debt									0	0
Cash dividend to former parent									0	0
Debt issuance costs									0	0
Amounts related to share-based compensation									0	0
Net distributions to parent									51,348	0
Net cash provided by (required by) financing activities									0	0
Net increase in cash and cash equivalents									0	0
Cash and cash equivalents at January 1				0				0	0	0
Cash and cash equivalents at December 31	0				0				0	0	0
Less: Cash and cash equivalents held for sale	0				0				0	0
Cash and cash equivalents of continuing operations at December 31	0				0				0	0
Issuer [Member]
Operating Activities
Net income									312,485	154,136	138,417
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations, net of taxes									0	0	0
Depreciation and amortization									79,087	74,053	68,299
Deferred and noncurrent income tax charges (credits)									(4,403)	(11,568)	2,906
Accretion on discounted liabilities									1,200	1,096	980
Pretax (gains) losses from sale of assets									(194)	(5,995)	1,005
Net decrease (increase) in noncash operating working capital									(36,475)	51,204	62,493
Equity in earnings									(89,524)	0	0
Other operating activities - net									14,531	13,215	(2,037)
Net cash provided by (required by) continuing operations									276,707	276,141	272,063
Net cash provided by (required by) discontinued operations									0	0	0
Net cash provided by (required by) operating activities									276,707	276,141	272,063
Investing Activities
Property additions									(135,339)	(163,303)	(103,152)
Proceeds from sale of assets									376	6,113	364
Other investing activities - net									(10,631)	52	0
Investing activities of discontinued operations
Sales proceeds									0	0	0
Other									0	0	0
Net cash provided by (required by) investing activities									(145,594)	(157,138)	(102,788)
Financing Activities
Purchase of treasury stock									0	0	0
Repayments of long-term debt									(70,000)	(80,000)	0
Additions to long-term debt									0	641,250	0
Cash dividend to former parent									0	(650,000)	0
Debt issuance costs									(875)	(6,693)	0
Amounts related to share-based compensation									(580)	0	0
Net distributions to parent									(27,236)	213,808	(148,789)
Net cash provided by (required by) financing activities									(98,691)	118,365	(148,789)
Net increase in cash and cash equivalents									32,422	237,368	20,486
Cash and cash equivalents at January 1				294,741				57,373	294,741	57,373	36,887
Cash and cash equivalents at December 31	327,163				294,741				327,163	294,741	57,373
Less: Cash and cash equivalents held for sale	0				0				0	0	0
Cash and cash equivalents of continuing operations at December 31	327,163				294,741				327,163	294,741	57,373
Guarantor Subsidiaries [Member]
Operating Activities
Net income									(1)	(1)	(2)
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations, net of taxes									0	0	0
Depreciation and amortization									0	0	0
Deferred and noncurrent income tax charges (credits)									0	0	0
Accretion on discounted liabilities									0	0	0
Pretax (gains) losses from sale of assets									0	0	0
Net decrease (increase) in noncash operating working capital									0	0	0
Equity in earnings									0	0	0
Other operating activities - net									0	0	0
Net cash provided by (required by) continuing operations									(1)	(1)	(2)
Net cash provided by (required by) discontinued operations									0	0	0
Net cash provided by (required by) operating activities									(1)	(1)	(2)
Investing Activities
Property additions									0	0	0
Proceeds from sale of assets									0	0	0
Other investing activities - net									0	0	0
Investing activities of discontinued operations
Sales proceeds									0	0	0
Other									0	0	0
Net cash provided by (required by) investing activities									0	0	0
Financing Activities
Purchase of treasury stock									0	0	0
Repayments of long-term debt									0	0	0
Additions to long-term debt									0	0	0
Cash dividend to former parent									0	0	0
Debt issuance costs									0	0	0
Amounts related to share-based compensation									0	0	0
Net distributions to parent									1	1	2
Net cash provided by (required by) financing activities									1	1	2
Net increase in cash and cash equivalents									0	0	0
Cash and cash equivalents at January 1				0				0	0	0	0
Cash and cash equivalents at December 31	0				0				0	0	0
Less: Cash and cash equivalents held for sale	0				0				0	0	0
Cash and cash equivalents of continuing operations at December 31	0				0				0	0	0
Non-Guarantor Subsidiaries [Member]
Operating Activities
Net income									20,903	80,898	(54,847)
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations, net of taxes									(20,903)	(80,898)	54,847
Depreciation and amortization									0	0	0
Deferred and noncurrent income tax charges (credits)									0	0	0
Accretion on discounted liabilities									0	0	0
Pretax (gains) losses from sale of assets									0	0	0
Net decrease (increase) in noncash operating working capital									0	0	0
Equity in earnings									0	0	0
Other operating activities - net									0	0	0
Net cash provided by (required by) continuing operations									0	0	0
Net cash provided by (required by) discontinued operations									28,876	80,558	(34,634)
Net cash provided by (required by) operating activities									28,876	80,558	(34,634)
Investing Activities
Property additions									0	0	0
Proceeds from sale of assets									0	0	0
Other investing activities - net									0	0	0
Investing activities of discontinued operations
Sales proceeds									1,097	173,118	0
Other									(4,918)	(3,088)	(9,300)
Net cash provided by (required by) investing activities									(3,821)	170,030	(9,300)
Financing Activities
Purchase of treasury stock									0	0	0
Repayments of long-term debt									0	(1,170)	(42)
Additions to long-term debt									0	0	0
Cash dividend to former parent									0	0	0
Debt issuance costs									0	0	0
Amounts related to share-based compensation									0	0	0
Net distributions to parent									(24,113)	(249,418)	43,976
Net cash provided by (required by) financing activities									(24,113)	(250,588)	43,934
Net increase in cash and cash equivalents									942	0	0
Cash and cash equivalents at January 1				$ 0				$ 0	0	0	0
Cash and cash equivalents at December 31	942				0				942	0	0
Less: Cash and cash equivalents held for sale	942				0				942	0	0
Cash and cash equivalents of continuing operations at December 31	$ 0				$ 0				$ 0	$ 0	$ 0